HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
HELD FOR SALE	HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2021 and 2020:

AS AT DEC. 31 (MILLIONS)	Real Estate	Infrastructure	Renewable Power and Transition and Other	2021 Total	2020 Total
Assets
Cash and cash equivalents	$204	$—	$9	$213	$6
Accounts receivable and other	295	—	3	298	67
Equity accounted investments	130	146	—	276	1,533
Investment properties	9,053	—	—	9,053	4,224
Property, plant and equipment	1,820	—	54	1,874	82
Goodwill	220	—	—	220	—
Other long-term assets	—	—	—	—	5
Deferred income tax assets	24	—	—	24	—
Assets classified as held for sale	$11,746	$146	$66	$11,958	$5,917
Liabilities
Accounts payable and other	$136	$—	$3	$139	$118
Non-recourse borrowings of managed entities	3,006	—	3	3,009	2,234
Deferred income tax liabilities	—	—	—	—	7
Liabilities associated with assets classified as held for sale	$3,142	$—	$6	$3,148	$2,359
As at December 31, 2021, assets held for sale within our Real Estate segment include a triple net lease portfolio, a hospitality portfolio, ten malls, an office asset, a multifamily asset and a hotel in the U.S., as well as a mixed-use asset in South Korea and an office asset in Brazil.
For the year ended December 31, 2021, we disposed of $13.9 billion and $6.3 billion of assets and liabilities, respectively. The majority of disposals relate to the sale of a portfolio of investment properties within our Real Estate segment, our North American district energy operations and our Chilean toll road operation within our Infrastructure segment, our U.S. wind portfolio within our Renewable Power and Transition segment, and the derecognition of Norbord